LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.68%
Aerospace & Defense–1.25%
†AAR Corp.	12,855	$719,751
†AeroVironment, Inc.	4,853	578,429
†AerSale Corp.	21,456	160,705
†Astronics Corp.	15,607	377,221
†Byrna Technologies, Inc.	11,544	194,401
Cadre Holdings, Inc.	4,550	134,726
Curtiss-Wright Corp.	12,608	4,000,140
†Ducommun, Inc.	8,162	473,641
†Kratos Defense & Security Solutions, Inc.	70,477	2,092,462
National Presto Industries, Inc.	3,382	297,312
†Triumph Group, Inc.	11,284	285,937
†V2X, Inc.	7,853	385,190
		9,699,915
Air Freight & Logistics–0.20%
†Air Transport Services Group, Inc.	26,559	595,984
†Forward Air Corp.	6,025	121,042
†GXO Logistics, Inc.	3,882	151,708
Hub Group, Inc. Class A	18,998	706,156
		1,574,890
Automobile Components–1.26%
†Adient PLC	14,557	187,203
†American Axle & Manufacturing Holdings, Inc.	75,100	305,657
BorgWarner, Inc.	48,094	1,377,893
Dana, Inc.	58,304	777,192
†Dorman Products, Inc.	8,385	1,010,728
†Fox Factory Holding Corp.	6,089	142,117
†Goodyear Tire & Rubber Co.	165,707	1,531,133
†Modine Manufacturing Co.	24,346	1,868,555
Patrick Industries, Inc.	15,385	1,300,956
Phinia, Inc.	12,369	524,817
Standard Motor Products, Inc.	13,434	334,910
†XPEL, Inc.	14,675	431,151
		9,792,312
Automobiles–0.34%
Harley-Davidson, Inc.	73,448	1,854,562
Thor Industries, Inc.	1,898	143,887
Winnebago Industries, Inc.	18,632	642,059
		2,640,508
Banks–9.38%
1st Source Corp.	9,820	587,334
ACNB Corp.	5,223	214,979
Amalgamated Financial Corp.	11,291	324,616
Associated Banc-Corp.	40,879	921,004
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	43,676	$1,360,071
†Axos Financial, Inc.	32,077	2,069,608
†Bancorp, Inc.	28,390	1,500,128
Bank of Marin Bancorp	10,264	226,526
Bank OZK	61,931	2,690,902
BankUnited, Inc.	32,462	1,117,991
Bar Harbor Bankshares	9,212	271,754
BayCom Corp.	6,494	163,454
†Bridgewater Bancshares, Inc.	12,257	170,250
Brookline Bancorp, Inc.	54,628	595,445
Business First Bancshares, Inc.	14,268	347,426
Cadence Bank	30,017	911,316
Camden National Corp.	9,105	368,479
Capital Bancorp, Inc.	5,981	169,442
Capital City Bank Group, Inc.	9,049	325,402
†Carter Bankshares, Inc.	14,664	237,264
Cathay General Bancorp	27,551	1,185,520
Central Pacific Financial Corp.	16,669	450,730
Citizens & Northern Corp.	9,596	193,072
Citizens Financial Services, Inc.	2,998	174,034
City Holding Co.	8,767	1,029,859
Civista Bancshares, Inc.	9,505	185,728
CNB Financial Corp.	13,261	295,057
Colony Bankcorp, Inc.	10,696	172,740
Comerica, Inc.	6,104	360,502
Community Trust Bancorp, Inc.	9,624	484,665
ConnectOne Bancorp, Inc.	23,014	559,470
†Customers Bancorp, Inc.	19,465	977,143
Dime Community Bancshares, Inc.	23,821	664,129
Eagle Bancorp, Inc.	16,162	339,402
Enterprise Bancorp, Inc.	6,379	248,334
Enterprise Financial Services Corp.	23,230	1,248,380
Esquire Financial Holdings, Inc.	4,564	344,034
Farmers & Merchants Bancorp, Inc.	6,706	160,340
Farmers National Banc Corp.	10,930	142,637
FB Financial Corp.	23,233	1,077,082
Financial Institutions, Inc.	9,491	236,895
First Bancorp, Inc.	6,971	172,323
First Bancorp/Southern Pines NC	26,316	1,056,324
First Bank	13,617	201,668
First Busey Corp.	53,131	1,147,630
First Business Financial Services, Inc.	5,111	240,984
First Financial Bancorp	32,077	801,283
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Financial Corp.	6,361	$311,562
First Horizon Corp.	107,609	2,089,767
First Merchants Corp.	37,680	1,523,779
First Mid Bancshares, Inc.	14,346	500,675
First of Long Island Corp.	13,836	170,875
FS Bancorp, Inc.	4,179	158,844
German American Bancorp, Inc.	18,023	675,863
Great Southern Bancorp, Inc.	5,606	310,404
Guaranty Bancshares, Inc.	5,106	204,393
Hanmi Financial Corp.	19,583	443,751
HarborOne Bancorp, Inc.	24,924	258,462
HBT Financial, Inc.	8,255	184,995
Heritage Commerce Corp.	38,656	368,005
Heritage Financial Corp.	21,101	513,387
Hingham Institution For Savings	1,023	243,269
Home Bancorp, Inc.	3,930	176,064
HomeTrust Bancshares, Inc.	9,231	316,439
Hope Bancorp, Inc.	55,091	576,803
Horizon Bancorp, Inc.	28,202	425,286
Independent Bank Corp.	39,450	2,074,281
Kearny Financial Corp.	30,748	192,482
Mercantile Bank Corp.	9,993	434,096
Metrocity Bankshares, Inc.	11,680	322,018
†Metropolitan Bank Holding Corp.	6,665	373,173
Mid Penn Bancorp, Inc.	9,418	244,020
NBT Bancorp, Inc.	11,737	503,517
Nicolet Bankshares, Inc.	1,962	213,780
Northeast Bank	4,274	391,242
Northeast Community Bancorp, Inc.	7,739	181,402
Northfield Bancorp, Inc.	24,309	265,211
Northrim BanCorp, Inc.	3,104	227,275
OceanFirst Financial Corp.	34,458	586,131
Old Second Bancorp, Inc.	28,116	467,850
Park National Corp.	2,321	351,399
Pathward Financial, Inc.	15,814	1,153,631
Peapack-Gladstone Financial Corp.	10,472	297,405
Pinnacle Financial Partners, Inc.	27,013	2,864,459
Popular, Inc.	5,751	531,220
Preferred Bank	7,643	639,413
QCR Holdings, Inc.	10,392	741,157
RBB Bancorp	10,656	175,824
Republic Bancorp, Inc. Class A	4,791	305,762
ServisFirst Bancshares, Inc.	25,190	2,080,694
Shore Bancshares, Inc.	19,004	257,314
Sierra Bancorp	7,558	210,717
Simmons First National Corp. Class A	54,823	1,125,516
SmartFinancial, Inc.	9,900	307,692
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
South Plains Financial, Inc.	6,535	$216,439
†Southern First Bancshares, Inc.	4,990	164,271
Southern Missouri Bancorp, Inc.	5,811	302,288
Southern States Bancshares, Inc.	5,445	194,659
Stock Yards Bancorp, Inc.	16,621	1,147,846
Synovus Financial Corp.	22,154	1,035,478
†Third Coast Bancshares, Inc.	7,068	235,859
Tompkins Financial Corp.	7,858	494,897
TriCo Bancshares	8,078	322,878
TrustCo Bank Corp.	11,941	363,962
UMB Financial Corp.	14,520	1,467,972
Unity Bancorp, Inc.	4,424	180,057
Univest Financial Corp.	18,296	518,875
Veritex Holdings, Inc.	32,395	808,903
WaFd, Inc.	11,571	330,699
Washington Trust Bancorp, Inc.	10,300	317,858
Webster Financial Corp.	59,082	3,045,677
WesBanco, Inc.	37,192	1,151,464
Western Alliance Bancorp	21,083	1,619,807
Zions Bancorp NA	65,987	3,290,112
		72,904,661
Beverages–0.30%
†Celsius Holdings, Inc.	56,254	2,003,767
MGP Ingredients, Inc.	4,529	133,062
National Beverage Corp.	4,620	191,915
		2,328,744
Biotechnology–8.01%
†ACADIA Pharmaceuticals, Inc.	28,219	468,718
†ADMA Biologics, Inc.	137,066	2,719,389
†Agios Pharmaceuticals, Inc.	17,887	524,089
†Akebia Therapeutics, Inc.	129,007	247,693
†Aldeyra Therapeutics, Inc.	32,346	185,990
†Alkermes PLC	48,152	1,589,979
†Anavex Life Sciences Corp.	45,266	388,382
†Annexon, Inc.	49,123	94,807
†Apogee Therapeutics, Inc.	23,306	870,712
†Arbutus Biopharma Corp.	90,076	314,365
†Arcellx, Inc.	21,141	1,386,850
†Arcturus Therapeutics Holdings, Inc.	14,696	155,631
†Arcutis Biotherapeutics, Inc.	68,940	1,078,222
†Ardelyx, Inc.	48,204	236,682
†ARS Pharmaceuticals, Inc.	28,789	362,166
†Aura Biosciences, Inc.	30,183	176,872
†Aurinia Pharmaceuticals, Inc.	72,668	584,251
†Avidity Biosciences, Inc.	60,060	1,772,971
†Beam Therapeutics, Inc.	13,160	257,015
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Bicara Therapeutics, Inc.	13,669	$178,107
†BioCryst Pharmaceuticals, Inc.	133,945	1,004,588
†Biohaven Ltd.	30,173	725,359
†Blueprint Medicines Corp.	26,848	2,376,316
†Capricor Therapeutics, Inc.	23,332	221,421
†CareDx, Inc.	30,588	542,937
†Catalyst Pharmaceuticals, Inc.	17,017	412,662
†CG oncology, Inc.	18,669	457,204
†Compass Therapeutics, Inc.	62,844	119,404
†Crinetics Pharmaceuticals, Inc.	25,561	857,316
†Cullinan Therapeutics, Inc.	30,704	232,429
†Cytokinetics, Inc.	34,068	1,369,193
†Day One Biopharmaceuticals, Inc.	32,429	257,162
†Denali Therapeutics, Inc.	55,931	760,382
†Dynavax Technologies Corp.	64,372	834,905
†Dyne Therapeutics, Inc.	51,899	542,864
†Entrada Therapeutics, Inc.	11,990	108,390
†Erasca, Inc.	117,098	160,424
†Exact Sciences Corp.	20,312	879,306
†Exelixis, Inc.	114,382	4,222,983
†Halozyme Therapeutics, Inc.	37,854	2,415,464
†Heron Therapeutics, Inc.	77,347	170,163
†Intellia Therapeutics, Inc.	6,941	49,351
†Iovance Biotherapeutics, Inc.	75,186	250,369
†Janux Therapeutics, Inc.	16,621	448,767
†Keros Therapeutics, Inc.	20,004	203,841
†Kiniksa Pharmaceuticals International PLC	18,858	418,836
†Krystal Biotech, Inc.	11,054	1,993,036
†Kura Oncology, Inc.	45,280	298,848
†Kymera Therapeutics, Inc.	29,744	814,093
†LENZ Therapeutics, Inc.	8,507	218,715
†Madrigal Pharmaceuticals, Inc.	4,101	1,358,374
†MannKind Corp.	131,332	660,600
†MeiraGTx Holdings PLC	32,485	220,248
†MiMedx Group, Inc.	65,388	496,949
†Monte Rosa Therapeutics, Inc.	26,949	125,043
†Myriad Genetics, Inc.	44,369	393,553
†Natera, Inc.	14,323	2,025,415
†Novavax, Inc.	100,704	645,513
†Nurix Therapeutics, Inc.	37,136	441,176
†Nuvalent, Inc. Class A	3,415	242,192
†Organogenesis Holdings, Inc.	49,838	215,300
†ORIC Pharmaceuticals, Inc.	21,063	117,532
†Protagonist Therapeutics, Inc.	31,770	1,536,397
†Prothena Corp. PLC	19,653	243,206
†PTC Therapeutics, Inc.	32,519	1,657,168
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Recursion Pharmaceuticals, Inc. Class A	52,544	$277,958
†Relay Therapeutics, Inc.	58,636	153,626
†Rigel Pharmaceuticals, Inc.	11,030	198,430
†Sana Biotechnology, Inc.	46,262	77,720
†Stoke Therapeutics, Inc.	22,314	148,388
†Summit Therapeutics, Inc.	43,190	833,135
†Taysha Gene Therapies, Inc.	115,491	160,533
†TG Therapeutics, Inc.	56,274	2,218,884
†Tourmaline Bio, Inc.	13,785	209,670
†Travere Therapeutics, Inc.	48,969	877,524
†Twist Bioscience Corp.	37,576	1,475,234
†Ultragenyx Pharmaceutical, Inc.	11,227	406,530
†United Therapeutics Corp.	7,115	2,193,341
†Vanda Pharmaceuticals, Inc.	34,386	157,832
†Vaxcyte, Inc.	40,099	1,514,138
†Vera Therapeutics, Inc.	4,805	115,416
†Veracyte, Inc.	49,360	1,463,524
†Vericel Corp.	27,257	1,216,207
†Verve Therapeutics, Inc.	33,932	155,069
†Viking Therapeutics, Inc.	23,267	561,898
†Xencor, Inc.	10,235	108,900
†Zymeworks, Inc.	31,993	381,037
		62,243,279
Broadline Retail–0.13%
Kohl's Corp.	46,895	383,601
Macy's, Inc.	47,907	601,712
		985,313
Building Products–1.09%
Apogee Enterprises, Inc.	13,775	638,196
Armstrong World Industries, Inc.	1,172	165,111
CSW Industrials, Inc.	3,145	916,830
Griffon Corp.	19,019	1,359,859
Insteel Industries, Inc.	11,960	314,548
Quanex Building Products Corp.	28,091	522,212
†Resideo Technologies, Inc.	95,146	1,684,084
Tecnoglass, Inc.	12,611	902,317
UFP Industries, Inc.	18,421	1,971,784
		8,474,941
Capital Markets–2.22%
Affiliated Managers Group, Inc.	13,481	2,265,212
Artisan Partners Asset Management, Inc. Class A	32,132	1,256,361
Diamond Hill Investment Group, Inc.	1,716	245,113
Evercore, Inc. Class A	10,448	2,086,675
GCM Grosvenor, Inc. Class A	27,610	365,280
Invesco Ltd.	8,638	131,039
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Janus Henderson Group PLC	68,010	$2,458,562
Jefferies Financial Group, Inc.	30,452	1,631,314
PJT Partners, Inc. Class A	1,255	173,039
SEI Investments Co.	20,461	1,588,387
Stifel Financial Corp.	14,307	1,348,578
†StoneX Group, Inc.	3,438	262,595
Victory Capital Holdings, Inc. Class A	26,469	1,531,761
Virtu Financial, Inc. Class A	50,893	1,940,041
		17,283,957
Chemicals–1.25%
AdvanSix, Inc.	15,753	356,805
†Aspen Aerogels, Inc.	40,379	258,022
Avient Corp.	15,981	593,854
†Ecovyst, Inc.	67,429	418,060
Hawkins, Inc.	11,631	1,231,956
Innospec, Inc.	13,031	1,234,687
†Intrepid Potash, Inc.	7,080	208,081
Koppers Holdings, Inc.	11,799	330,372
Mativ Holdings, Inc.	34,314	213,776
Minerals Technologies, Inc.	17,887	1,137,077
†Perimeter Solutions, Inc.	85,801	864,016
Quaker Chemical Corp.	4,389	542,524
†Rayonier Advanced Materials, Inc.	40,874	235,025
RPM International, Inc.	7,863	909,592
Scotts Miracle-Gro Co.	16,062	881,643
Tronox Holdings PLC	45,988	323,756
		9,739,246
Commercial Services & Supplies–1.48%
ACCO Brands Corp.	59,067	247,491
†ACV Auctions, Inc. Class A	30,640	431,718
†BrightView Holdings, Inc.	36,928	474,155
†CECO Environmental Corp.	14,045	320,226
†Cimpress PLC	10,533	476,408
†Clean Harbors, Inc.	12,139	2,392,597
†CoreCivic, Inc.	40,452	820,771
Deluxe Corp.	19,857	313,939
Ennis, Inc.	16,690	335,302
†GEO Group, Inc.	53,372	1,558,996
†Healthcare Services Group, Inc.	43,730	440,798
HNI Corp.	22,415	994,105
Interface, Inc.	36,277	719,736
†Liquidity Services, Inc.	10,054	311,775
MillerKnoll, Inc.	17,108	327,447
Pitney Bowes, Inc.	100,755	911,833
UniFirst Corp.	2,354	409,596
		11,486,893
Communications Equipment–0.58%
†ADTRAN Holdings, Inc.	25,528	222,604
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Clearfield, Inc.	7,944	$236,096
†Extreme Networks, Inc.	62,703	829,561
†Harmonic, Inc.	33,105	317,477
†NETGEAR, Inc.	17,933	438,641
†NetScout Systems, Inc.	43,337	910,510
†Ribbon Communications, Inc.	58,937	231,033
Ubiquiti, Inc.	2,152	667,421
†Viavi Solutions, Inc.	59,781	668,950
		4,522,293
Construction & Engineering–1.13%
Arcosa, Inc.	3,446	265,755
Argan, Inc.	7,559	991,514
†Bowman Consulting Group Ltd.	9,137	199,461
†Centuri Holdings, Inc.	11,145	182,666
Comfort Systems USA, Inc.	5,467	1,762,178
Granite Construction, Inc.	15,409	1,161,839
†IES Holdings, Inc.	4,578	755,873
†Matrix Service Co.	16,804	208,874
†Northwest Pipe Co.	6,156	254,243
Primoris Services Corp.	15,837	909,202
†Sterling Infrastructure, Inc.	13,279	1,503,316
†Tutor Perini Corp.	26,766	620,436
		8,815,357
Construction Materials–0.36%
Eagle Materials, Inc.	5,262	1,167,796
†Knife River Corp.	12,453	1,123,385
U.S. Lime & Minerals, Inc.	5,744	507,655
		2,798,836
Consumer Finance–1.01%
†Atlanticus Holdings Corp.	3,443	176,109
Bread Financial Holdings, Inc.	25,275	1,265,772
†Dave, Inc.	4,278	353,620
†Enova International, Inc.	15,742	1,520,048
†LendingClub Corp.	65,601	677,002
OneMain Holdings, Inc.	3,432	167,756
Regional Management Corp.	5,192	156,331
SLM Corp.	109,850	3,226,295
†World Acceptance Corp.	2,182	276,132
		7,819,065
Consumer Staples Distribution & Retail–0.89%
Ingles Markets, Inc. Class A	3,352	218,316
Natural Grocers by Vitamin Cottage, Inc.	6,126	246,265
SpartanNash Co.	21,572	437,049
†Sprouts Farmers Market, Inc.	31,715	4,840,978
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†United Natural Foods, Inc.	36,071	$987,985
Village Super Market, Inc. Class A	5,754	218,709
		6,949,302
Containers & Packaging–0.18%
AptarGroup, Inc.	5,489	814,458
Greif, Inc. Class B	2,885	171,023
Myers Industries, Inc.	21,052	251,150
†Ranpak Holdings Corp.	28,853	156,383
		1,393,014
Distributors–0.01%
†GigaCloud Technology, Inc. Class A	8,272	117,462
		117,462
Diversified Consumer Services–1.24%
†Adtalem Global Education, Inc.	9,343	940,280
†American Public Education, Inc.	10,068	224,718
Carriage Services, Inc.	8,166	316,432
†Duolingo, Inc.	2,690	835,353
†Frontdoor, Inc.	40,978	1,574,375
†Grand Canyon Education, Inc.	11,736	2,030,563
†Lincoln Educational Services Corp.	16,705	265,108
Perdoceo Education Corp.	33,367	840,181
†Stride, Inc.	20,427	2,584,015
		9,611,025
Diversified REITs–0.65%
Alexander & Baldwin, Inc.	28,864	497,327
American Assets Trust, Inc.	24,012	483,602
Broadstone Net Lease, Inc.	56,681	965,844
Essential Properties Realty Trust, Inc.	74,879	2,444,050
Gladstone Commercial Corp.	27,582	413,178
One Liberty Properties, Inc.	9,177	241,080
		5,045,081
Diversified Telecommunication Services–0.67%
†Anterix, Inc.	6,608	241,853
†Bandwidth, Inc. Class A	16,043	210,163
†Frontier Communications Parent, Inc.	34,137	1,224,153
IDT Corp. Class B	10,326	529,827
Iridium Communications, Inc.	18,226	497,934
†Liberty Global Ltd. Class A	168,608	1,968,948
†Lumen Technologies, Inc.	130,333	510,905
		5,183,783
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.80%
NRG Energy, Inc.	64,831	$6,188,767
		6,188,767
Electrical Equipment–2.85%
Acuity, Inc.	17,006	4,478,530
Allient, Inc.	9,503	208,876
†American Superconductor Corp.	23,127	419,524
†Array Technologies, Inc.	95,823	466,658
Atkore, Inc.	19,394	1,163,446
†Bloom Energy Corp. Class A	121,012	2,379,096
EnerSys	24,705	2,262,484
†Enovix Corp.	94,554	694,026
†Fluence Energy, Inc.	41,921	203,317
†Generac Holdings, Inc.	9,587	1,214,194
LSI Industries, Inc.	15,182	258,094
†NEXTracker, Inc. Class A	70,017	2,950,516
nVent Electric PLC	50,874	2,666,815
Powell Industries, Inc.	5,940	1,011,760
Preformed Line Products Co.	1,370	191,923
Sensata Technologies Holding PLC	11,095	269,276
†Shoals Technologies Group, Inc. Class A	109,123	362,288
†Thermon Group Holdings, Inc.	9,120	253,992
†Vicor Corp.	14,534	679,901
		22,134,716
Electronic Equipment, Instruments & Components–2.83%
†Arlo Technologies, Inc.	50,781	501,209
†Arrow Electronics, Inc.	3,428	355,929
Badger Meter, Inc.	13,294	2,529,184
Bel Fuse, Inc. Class B	3,950	295,697
Belden, Inc.	8,462	848,316
Benchmark Electronics, Inc.	22,781	866,361
Climb Global Solutions, Inc.	2,637	292,074
†Coherent Corp.	6,793	441,137
†Daktronics, Inc.	25,298	308,130
†Evolv Technologies Holdings, Inc.	61,366	191,462
†Fabrinet	7,293	1,440,441
†FARO Technologies, Inc.	10,522	287,251
Ingram Micro Holding Corp.	11,483	203,708
†Insight Enterprises, Inc.	6,888	1,033,131
†Itron, Inc.	16,306	1,708,217
†Kimball Electronics, Inc.	14,847	244,233
†Knowles Corp.	50,788	771,978
Napco Security Technologies, Inc.	17,801	409,779
†nLight, Inc.	25,083	194,895
†OSI Systems, Inc.	8,165	1,586,786
†PAR Technology Corp.	15,995	981,133
PC Connection, Inc.	3,529	220,280
†Plexus Corp.	5,379	689,211
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Sanmina Corp.	25,661	$1,954,855
†ScanSource, Inc.	14,395	489,574
TD SYNNEX Corp.	15,024	1,561,895
†TTM Technologies, Inc.	61,242	1,256,073
Vishay Intertechnology, Inc.	9,397	149,412
†Vishay Precision Group, Inc.	7,755	186,818
		21,999,169
Energy Equipment & Services–2.19%
Archrock, Inc.	78,426	2,057,898
Aris Water Solutions, Inc. Class A	17,461	559,450
†Bristow Group, Inc.	15,418	486,900
Cactus, Inc. Class A	17,224	789,376
ChampionX Corp.	50,765	1,512,797
†Helix Energy Solutions Group, Inc.	25,111	208,672
Helmerich & Payne, Inc.	57,797	1,509,658
Kodiak Gas Services, Inc.	21,036	784,643
Liberty Energy, Inc.	89,927	1,423,544
†Nabors Industries Ltd.	5,020	209,384
†NPK International, Inc.	42,744	248,343
†Oceaneering International, Inc.	57,891	1,262,603
†Oil States International, Inc.	39,266	202,220
Patterson-UTI Energy, Inc.	221,988	1,824,741
†ProPetro Holding Corp.	50,967	374,607
RPC, Inc.	42,274	232,507
Solaris Energy Infrastructure, Inc. Class A	15,500	337,280
TechnipFMC PLC	24,021	761,226
†TETRA Technologies, Inc.	69,697	234,182
†Valaris Ltd.	31,433	1,234,060
Weatherford International PLC	15,076	807,320
		17,061,411
Entertainment–0.39%
Cinemark Holdings, Inc.	51,745	1,287,933
†IMAX Corp.	25,223	664,626
†Madison Square Garden Entertainment Corp.	10,023	328,153
Marcus Corp.	14,466	241,437
Playtika Holding Corp.	47,204	244,045
†Roku, Inc.	2,453	172,789
†Sphere Entertainment Co.	4,037	132,091
		3,071,074
Financial Services–3.22%
Banco Latinoamericano de Comercio Exterior SA	16,991	621,871
Burford Capital Ltd.	12,288	162,324
†Cantaloupe, Inc.	18,477	145,414
Cass Information Systems, Inc.	8,822	381,552
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Enact Holdings, Inc.	18,270	$634,883
Essent Group Ltd.	24,652	1,422,913
†International Money Express, Inc.	20,432	257,852
Jackson Financial, Inc. Class A	47,216	3,955,756
Merchants Bancorp	9,375	346,875
MGIC Investment Corp.	160,862	3,986,160
†Mr. Cooper Group, Inc.	38,840	4,645,264
NewtekOne, Inc.	15,933	190,559
†NMI Holdings, Inc. Class A	48,914	1,763,350
†Pagseguro Digital Ltd. Class A	106,589	813,274
†Payoneer Global, Inc.	109,691	801,841
†Paysafe Ltd.	20,433	320,594
Radian Group, Inc.	59,069	1,953,412
†Repay Holdings Corp.	57,392	319,673
†Sezzle, Inc.	8,664	302,287
Western Union Co.	188,633	1,995,737
		25,021,591
Food Products–0.92%
Calavo Growers, Inc.	6,477	155,383
Cal-Maine Foods, Inc.	26,312	2,391,761
Fresh Del Monte Produce, Inc.	20,702	638,243
†Freshpet, Inc.	12,548	1,043,617
†Hain Celestial Group, Inc.	45,435	188,555
†Mission Produce, Inc.	28,152	295,033
†Pilgrim's Pride Corp.	22,019	1,200,256
†Seneca Foods Corp. Class A	3,113	277,181
†SunOpta, Inc.	51,111	248,399
Utz Brands, Inc.	35,433	498,897
WK Kellogg Co.	11,784	234,855
		7,172,180
Gas Utilities–0.94%
National Fuel Gas Co.	46,697	3,697,935
UGI Corp.	108,697	3,594,610
		7,292,545
Ground Transportation–0.46%
ArcBest Corp.	2,377	167,769
†Avis Budget Group, Inc.	1,595	121,060
Covenant Logistics Group, Inc.	9,286	206,149
Heartland Express, Inc.	29,941	276,056
Marten Transport Ltd.	27,242	373,760
Ryder System, Inc.	14,634	2,104,516
†U-Haul Holding Co.	5,058	330,591
		3,579,901
Health Care Equipment & Supplies–3.01%
†Alphatec Holdings, Inc.	60,190	610,327
†AngioDynamics, Inc.	25,261	237,201
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–6

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Artivion, Inc.	25,394	$624,184
†AtriCure, Inc.	22,402	722,688
†Axogen, Inc.	26,438	489,103
†Bioventus, Inc. Class A	21,892	200,312
†Ceribell, Inc.	8,255	158,579
†Cerus Corp.	93,442	129,884
Embecta Corp.	38,644	492,711
†Glaukos Corp.	8,417	828,401
†Haemonetics Corp.	21,238	1,349,675
†ICU Medical, Inc.	13,649	1,895,300
†Inmode Ltd.	13,139	233,086
†Inspire Medical Systems, Inc.	6,335	1,009,039
†Integer Holdings Corp.	6,611	780,164
†Integra LifeSciences Holdings Corp.	12,129	266,717
iRadimed Corp.	4,127	216,585
†Lantheus Holdings, Inc.	15,593	1,521,877
LeMaitre Vascular, Inc.	11,539	968,122
†Masimo Corp.	2,193	365,354
†Merit Medical Systems, Inc.	5,535	585,105
†Neogen Corp.	31,277	271,172
†Novocure Ltd.	66,820	1,190,732
†=OmniAb, Inc.	16,060	0
†Omnicell, Inc.	29,433	1,028,978
†OraSure Technologies, Inc.	48,156	162,286
†Orthofix Medical, Inc.	20,912	341,075
†OrthoPediatrics Corp.	7,818	192,557
†Paragon 28, Inc.	20,307	265,209
†PROCEPT BioRobotics Corp.	26,424	1,539,462
†Pulmonx Corp.	23,397	157,462
†Pulse Biosciences, Inc.	12,119	194,995
†RxSight, Inc.	6,006	151,651
†SI-BONE, Inc.	26,671	374,194
†STAAR Surgical Co.	33,285	586,815
†Surmodics, Inc.	7,570	231,112
†Tactile Systems Technology, Inc.	13,119	173,433
†Tandem Diabetes Care, Inc.	24,727	473,769
†TransMedics Group, Inc.	13,514	909,222
†Treace Medical Concepts, Inc.	31,453	263,891
†UFP Technologies, Inc.	3,942	795,141
†Varex Imaging Corp.	25,567	296,577
†Zimvie, Inc.	14,188	153,230
		23,437,377
Health Care Providers & Services–2.74%
†AdaptHealth Corp.	60,493	655,744
†Addus HomeCare Corp.	7,411	732,874
†Alignment Healthcare, Inc.	51,434	957,701
†Aveanna Healthcare Holdings, Inc.	34,102	184,833
†BrightSpring Health Services, Inc.	34,541	624,847
†Castle Biosciences, Inc.	16,535	331,031
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Community Health Systems, Inc.	65,823	$177,722
†Cross Country Healthcare, Inc.	17,623	262,406
†DocGo, Inc.	65,495	172,907
Encompass Health Corp.	17,704	1,793,061
†Enhabit, Inc.	32,360	284,444
Ensign Group, Inc.	8,297	1,073,632
†Fulgent Genetics, Inc.	10,460	176,774
†GeneDx Holdings Corp.	7,727	684,342
†Guardant Health, Inc.	34,108	1,453,001
†HealthEquity, Inc.	13,078	1,155,703
†Hims & Hers Health, Inc.	73,905	2,183,893
†LifeStance Health Group, Inc.	28,718	191,262
†Nano-X Imaging Ltd.	23,366	116,713
National HealthCare Corp.	5,865	544,272
†NeoGenomics, Inc.	81,400	772,486
†Owens & Minor, Inc.	44,841	404,914
†PACS Group, Inc.	23,663	265,972
†Pediatrix Medical Group, Inc.	52,975	767,608
†Pennant Group, Inc.	18,277	459,666
†Privia Health Group, Inc.	10,290	231,010
†Progyny, Inc.	40,074	895,253
†RadNet, Inc.	16,090	799,995
†Surgery Partners, Inc.	19,481	462,674
†Talkspace, Inc.	78,437	200,799
†Tenet Healthcare Corp.	8,360	1,124,420
Universal Health Services, Inc. Class B	5,124	962,800
†Viemed Healthcare, Inc.	23,012	167,527
		21,272,286
Health Care REITs–1.02%
Community Healthcare Trust, Inc.	16,295	295,917
Global Medical REIT, Inc.	34,741	303,984
LTC Properties, Inc.	15,799	560,074
National Health Investors, Inc.	26,252	1,938,973
Omega Healthcare Investors, Inc.	57,895	2,204,642
Sabra Health Care REIT, Inc.	151,040	2,638,669
		7,942,259
Health Care Technology–0.50%
†Doximity, Inc. Class A	25,966	1,506,807
†Health Catalyst, Inc.	37,252	168,752
HealthStream, Inc.	13,002	418,404
†Phreesia, Inc.	34,143	872,695
†Teladoc Health, Inc.	113,238	901,374
		3,868,032
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–7

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs–0.67%
Chatham Lodging Trust	31,436	$224,139
Park Hotels & Resorts, Inc.	116,043	1,239,339
Pebblebrook Hotel Trust	58,185	589,414
RLJ Lodging Trust	82,413	650,239
Ryman Hospitality Properties, Inc.	11,435	1,045,616
Summit Hotel Properties, Inc.	65,163	352,532
Sunstone Hotel Investors, Inc.	118,923	1,119,065
		5,220,344
Hotels, Restaurants & Leisure–1.69%
†Accel Entertainment, Inc.	33,313	330,465
Bloomin' Brands, Inc.	43,348	310,805
Boyd Gaming Corp.	19,287	1,269,663
†Brinker International, Inc.	14,322	2,134,694
Cracker Barrel Old Country Store, Inc.	3,887	150,893
†Despegar.com Corp.	17,226	323,677
†El Pollo Loco Holdings, Inc.	16,884	173,905
†Everi Holdings, Inc.	41,542	567,879
Krispy Kreme, Inc.	19,485	95,866
†Kura Sushi USA, Inc. Class A	3,856	197,427
†Life Time Group Holdings, Inc.	23,108	697,862
†Lindblad Expeditions Holdings, Inc.	20,823	193,029
Marriott Vacations Worldwide Corp.	2,250	144,540
Monarch Casino & Resort, Inc.	7,955	618,501
Nathan's Famous, Inc.	1,838	177,137
Papa John's International, Inc.	5,460	224,297
†PlayAGS, Inc.	20,064	242,975
†Portillo's, Inc. Class A	36,018	428,254
†Potbelly Corp.	17,796	169,240
RCI Hospitality Holdings, Inc.	4,804	206,284
†Rush Street Interactive, Inc.	47,085	504,751
†Shake Shack, Inc. Class A	4,869	429,300
Super Group SGHC Ltd.	95,635	615,890
†Sweetgreen, Inc. Class A	7,290	182,396
Travel & Leisure Co.	17,659	817,435
Wingstop, Inc.	7,521	1,696,587
†Xponential Fitness, Inc. Class A	26,106	217,463
		13,121,215
Household Durables–1.58%
†Beazer Homes USA, Inc.	16,515	336,741
†Cavco Industries, Inc.	2,566	1,333,370
Century Communities, Inc.	2,224	149,230
†Champion Homes, Inc.	11,557	1,095,141
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Ethan Allen Interiors, Inc.	14,714	$407,578
†Helen of Troy Ltd.	13,631	729,122
†Hovnanian Enterprises, Inc. Class A	3,211	336,224
Installed Building Products, Inc.	11,319	1,940,756
KB Home	6,190	359,763
La-Z-Boy, Inc.	23,463	917,169
†Legacy Housing Corp.	7,230	182,341
†M/I Homes, Inc.	7,784	888,777
†Sonos, Inc.	66,218	706,546
†Taylor Morrison Home Corp.	38,270	2,297,731
†Tri Pointe Homes, Inc.	18,247	582,444
		12,262,933
Household Products–0.29%
†Central Garden & Pet Co.	20,677	701,262
Energizer Holdings, Inc.	12,100	362,032
Oil-Dri Corp. of America	6,352	291,684
Spectrum Brands Holdings, Inc.	12,280	878,634
		2,233,612
Independent Power and Renewable Electricity Producers–0.24%
Brookfield Renewable Corp.	43,979	1,227,893
Clearway Energy, Inc. Class A	22,108	629,194
		1,857,087
Industrial REITs–0.35%
Americold Realty Trust, Inc.	13,785	295,826
First Industrial Realty Trust, Inc.	6,983	376,803
Innovative Industrial Properties, Inc.	17,958	971,348
LXP Industrial Trust	38,314	331,416
Rexford Industrial Realty, Inc.	5,381	210,666
Terreno Realty Corp.	8,208	518,910
		2,704,969
Insurance–2.16%
American Coastal Insurance Corp. Class C	15,339	177,472
Axis Capital Holdings Ltd.	25,599	2,566,044
†Bowhead Specialty Holdings, Inc.	7,465	303,452
†Brighthouse Financial, Inc.	17,932	1,039,877
CNO Financial Group, Inc.	12,208	508,463
Donegal Group, Inc. Class A	10,145	199,146
Employers Holdings, Inc.	15,145	766,943
†Enstar Group Ltd.	6,356	2,112,607
Fidelis Insurance Holdings Ltd.	32,834	531,911
Globe Life, Inc.	12,938	1,704,193
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–8

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Hamilton Insurance Group Ltd. Class B	24,408	$505,978
HCI Group, Inc.	3,651	544,839
†Heritage Insurance Holdings, Inc.	14,797	213,373
Horace Mann Educators Corp.	9,714	415,079
Investors Title Co.	905	218,177
Primerica, Inc.	9,858	2,804,897
†ProAssurance Corp.	32,956	769,523
†Selectquote, Inc.	85,051	284,070
†SiriusPoint Ltd.	11,935	206,356
Tiptree, Inc.	8,341	200,935
United Fire Group, Inc.	13,248	390,286
Universal Insurance Holdings, Inc.	15,186	359,908
		16,823,529
Interactive Media & Services–0.72%
†Bumble, Inc. Class A	57,332	248,821
†Cargurus, Inc.	36,686	1,068,663
†Cars.com, Inc.	42,436	478,254
†EverQuote, Inc. Class A	14,640	383,421
†Grindr, Inc.	15,650	280,135
†MediaAlpha, Inc. Class A	12,863	118,854
†QuinStreet, Inc.	32,177	574,038
†Vimeo, Inc.	79,802	419,758
†Yelp, Inc.	34,993	1,295,791
†Ziff Davis, Inc.	20,010	751,976
		5,619,711
IT Services–0.67%
†BigCommerce Holdings, Inc.	43,539	250,785
†Couchbase, Inc.	24,356	383,607
†DigitalOcean Holdings, Inc.	26,676	890,712
†DXC Technology Co.	51,843	883,923
Hackett Group, Inc.	16,643	486,308
†Kyndryl Holdings, Inc.	67,599	2,122,608
†Unisys Corp.	39,120	179,561
		5,197,504
Leisure Products–0.39%
Acushnet Holdings Corp.	16,835	1,155,891
†Latham Group, Inc.	25,046	161,046
†Malibu Boats, Inc. Class A	12,316	377,855
†MasterCraft Boat Holdings, Inc.	9,124	157,115
†Peloton Interactive, Inc. Class A	85,021	537,333
†Topgolf Callaway Brands Corp.	71,151	468,885
†YETI Holdings, Inc.	4,379	144,945
		3,003,070
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.43%
†10X Genomics, Inc. Class A	60,689	$529,815
†Adaptive Biotechnologies Corp.	71,412	530,591
†BioLife Solutions, Inc.	22,452	512,804
†CryoPort, Inc.	27,178	165,242
†Cytek Biosciences, Inc.	75,797	303,946
†Maravai LifeSciences Holdings, Inc. Class A	70,158	155,049
†MaxCyte, Inc.	66,860	182,528
Mesa Laboratories, Inc.	3,233	383,628
†Niagen Bioscience, Inc.	31,463	217,095
†Pacific Biosciences of California, Inc.	175,839	207,490
†Quanterix Corp.	18,910	123,104
		3,311,292
Machinery–3.35%
Allison Transmission Holdings, Inc.	5,439	520,349
†Blue Bird Corp.	21,020	680,417
†Chart Industries, Inc.	4,529	653,806
Columbus McKinnon Corp.	18,923	320,366
Donaldson Co., Inc.	19,538	1,310,218
†Energy Recovery, Inc.	29,253	464,830
ESCO Technologies, Inc.	13,689	2,178,194
†Graham Corp.	5,978	172,286
Greenbrier Cos., Inc.	20,040	1,026,449
Helios Technologies, Inc.	3,502	112,379
†Hillman Solutions Corp.	119,362	1,049,192
Hyster-Yale, Inc.	6,143	255,180
Kadant, Inc.	3,039	1,023,870
Lincoln Electric Holdings, Inc.	9,983	1,888,384
Lindsay Corp.	6,767	856,161
Luxfer Holdings PLC	14,245	168,946
†Manitowoc Co., Inc.	22,132	190,114
Miller Industries, Inc.	6,539	277,057
Mueller Industries, Inc.	60,790	4,628,551
Mueller Water Products, Inc. Class A	35,537	903,351
†Proto Labs, Inc.	15,802	553,702
REV Group, Inc.	27,470	868,052
Shyft Group, Inc.	21,198	171,492
Snap-on, Inc.	10,096	3,402,453
Tennant Co.	3,974	316,927
Terex Corp.	28,747	1,086,062
†Titan International, Inc.	31,773	266,576
Wabash National Corp.	27,206	300,626
Worthington Enterprises, Inc.	8,505	426,015
		26,072,005
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–9

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation–0.21%
Costamare, Inc.	25,794	$253,813
Matson, Inc.	10,744	1,377,058
		1,630,871
Media–0.76%
†Boston Omaha Corp. Class A	15,980	232,989
Cable One, Inc.	3,612	959,961
†EchoStar Corp. Class A	18,509	473,460
†Gannett Co., Inc.	84,298	243,621
Gray Media, Inc.	52,837	228,256
†Integral Ad Science Holding Corp.	16,865	135,932
John Wiley & Sons, Inc. Class A	23,818	1,061,330
†Magnite, Inc.	63,276	721,979
Nexstar Media Group, Inc.	2,376	425,827
Paramount Global Class B	12,961	155,014
†PubMatic, Inc. Class A	27,045	247,191
Sinclair, Inc.	18,014	286,963
†Stagwell, Inc.	38,161	230,874
†TechTarget, Inc.	14,332	212,257
†Thryv Holdings, Inc.	24,357	312,013
		5,927,667
Metals & Mining–1.58%
Alcoa Corp.	7,406	225,883
†Alpha Metallurgical Resources, Inc.	6,947	870,112
Carpenter Technology Corp.	5,874	1,064,251
†Century Aluminum Co.	33,281	617,695
†Coeur Mining, Inc.	230,080	1,362,074
†Constellium SE	45,351	457,592
Hecla Mining Co.	64,584	359,087
†Metallus, Inc.	12,027	160,681
†MP Materials Corp.	39,537	965,098
Olympic Steel, Inc.	5,681	179,065
Ramaco Resources, Inc. Class B	245	1,742
Reliance, Inc.	5,069	1,463,674
Royal Gold, Inc.	6,044	988,254
Ryerson Holding Corp.	17,690	406,162
†SSR Mining, Inc.	122,247	1,226,137
SunCoke Energy, Inc.	49,053	451,288
Warrior Met Coal, Inc.	19,373	924,480
Worthington Steel, Inc.	21,552	545,912
		12,269,187
Mortgage Real Estate Investment Trusts (REITs)–0.79%
AGNC Investment Corp.	33,229	318,334
ARMOUR Residential REIT, Inc.	33,121	566,369
Chicago Atlantic Real Estate Finance, Inc.	11,444	168,227
Chimera Investment Corp.	55,320	709,756
MFA Financial, Inc.	64,229	658,989
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	67,416	$409,215
Rithm Capital Corp.	261,888	2,998,618
TPG RE Finance Trust, Inc.	37,847	308,453
		6,137,961
Multi-Utilities–0.36%
Black Hills Corp.	18,142	1,100,312
NiSource, Inc.	42,787	1,715,331
		2,815,643
Office REITs–1.18%
COPT Defense Properties	70,001	1,908,927
Douglas Emmett, Inc.	98,591	1,577,456
Highwoods Properties, Inc.	61,525	1,823,601
Kilroy Realty Corp.	56,263	1,843,176
Piedmont Office Realty Trust, Inc. Class A	77,228	569,170
Postal Realty Trust, Inc. Class A	14,313	204,390
SL Green Realty Corp.	21,229	1,224,913
		9,151,633
Oil, Gas & Consumable Fuels–2.33%
APA Corp.	57,212	1,202,596
Ardmore Shipping Corp.	21,042	206,001
Berry Corp.	42,271	135,690
†BKV Corp.	9,024	189,504
Civitas Resources, Inc.	34,766	1,212,986
†Clean Energy Fuels Corp.	105,671	163,790
†CNX Resources Corp.	24,342	766,286
Diversified Energy Co. PLC	30,342	410,224
Dorian LPG Ltd.	18,000	402,120
DT Midstream, Inc.	16,551	1,596,841
Excelerate Energy, Inc. Class A	11,278	323,453
FLEX LNG Ltd.	20,284	466,329
Granite Ridge Resources, Inc.	31,055	188,814
†Green Plains, Inc.	41,551	201,522
†Gulfport Energy Corp.	3,281	604,163
†Hallador Energy Co.	15,069	185,047
International Seaways, Inc.	17,321	575,057
†Kosmos Energy Ltd.	78,272	178,460
Matador Resources Co.	46,139	2,357,242
Northern Oil & Gas, Inc.	20,470	618,808
Peabody Energy Corp.	78,884	1,068,878
†REX American Resources Corp.	10,084	378,856
Riley Exploration Permian, Inc.	6,729	196,285
SandRidge Energy, Inc.	17,641	201,460
Scorpio Tankers, Inc.	13,454	505,601
SM Energy Co.	67,441	2,019,858
Teekay Corp. Ltd.	31,217	205,096
Teekay Tankers Ltd. Class A	12,565	480,863
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–10

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc.	60,048	$225,781
†Vital Energy, Inc.	18,686	396,517
Vitesse Energy, Inc.	16,735	411,514
		18,075,642
Paper & Forest Products–0.13%
†Clearwater Paper Corp.	10,260	260,296
Sylvamo Corp.	10,942	733,880
		994,176
Passenger Airlines–0.44%
†Alaska Air Group, Inc.	19,328	951,324
Allegiant Travel Co.	8,884	458,859
†SkyWest, Inc.	23,085	2,016,936
		3,427,119
Personal Care Products–0.31%
†BellRing Brands, Inc.	3,738	278,332
†Herbalife Ltd.	64,383	555,625
†Honest Co., Inc.	29,150	137,005
Interparfums, Inc.	9,133	1,039,975
Nu Skin Enterprises, Inc. Class A	27,070	196,528
†USANA Health Sciences, Inc.	6,232	168,077
		2,375,542
Pharmaceuticals–2.38%
†Amneal Pharmaceuticals, Inc.	65,944	552,611
†Amphastar Pharmaceuticals, Inc.	19,341	560,696
†ANI Pharmaceuticals, Inc.	8,511	569,811
†Arvinas, Inc.	19,256	135,177
†Collegium Pharmaceutical, Inc.	20,171	602,104
†Corcept Therapeutics, Inc.	43,899	5,014,144
†CorMedix, Inc.	38,569	237,585
†Edgewise Therapeutics, Inc.	45,597	1,003,134
†Elanco Animal Health, Inc.	107,798	1,131,879
†Enliven Therapeutics, Inc.	20,151	396,572
†EyePoint Pharmaceuticals, Inc.	40,928	221,830
†Harmony Biosciences Holdings, Inc.	19,072	633,000
†Harrow, Inc.	19,569	520,535
†Innoviva, Inc.	29,566	536,032
†Intra-Cellular Therapies, Inc.	1,853	244,448
†Ligand Pharmaceuticals, Inc.	10,694	1,124,367
†Omeros Corp.	34,400	282,768
†Pacira BioSciences, Inc.	23,501	584,000
Phibro Animal Health Corp. Class A	12,683	270,909
†Pliant Therapeutics, Inc.	34,937	47,165
†Prestige Consumer Healthcare, Inc.	11,133	957,104
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†SIGA Technologies, Inc.	25,590	$140,233
†Supernus Pharmaceuticals, Inc.	31,515	1,032,116
†Tarsus Pharmaceuticals, Inc.	15,634	803,118
†Theravance Biopharma, Inc.	24,325	217,222
†Trevi Therapeutics, Inc.	37,159	233,730
†Xeris Biopharma Holdings, Inc.	88,280	484,657
		18,536,947
Professional Services–1.96%
Barrett Business Services, Inc.	15,516	638,483
Concentrix Corp.	29,235	1,626,635
†Conduent, Inc.	100,442	271,193
CRA International, Inc.	4,009	694,359
CSG Systems International, Inc.	15,335	927,307
†ExlService Holdings, Inc.	71,009	3,352,335
†Franklin Covey Co.	6,358	175,608
Heidrick & Struggles International, Inc.	12,741	545,697
ICF International, Inc.	10,343	878,845
†Innodata, Inc.	15,012	538,931
Kelly Services, Inc. Class A	20,014	263,584
Kforce, Inc.	10,801	528,061
†Legalzoom.com, Inc.	81,532	701,991
ManpowerGroup, Inc.	11,561	669,151
Maximus, Inc.	7,425	506,311
†NV5 Global, Inc.	8,008	154,314
†Parsons Corp.	17,306	1,024,688
†Paylocity Holding Corp.	900	168,606
†Resolute Holdings Management, Inc.	1,292	40,491
TriNet Group, Inc.	2,877	227,974
†Upwork, Inc.	73,809	963,207
†Willdan Group, Inc.	7,987	325,231
		15,223,002
Real Estate Management & Development–0.72%
†Anywhere Real Estate, Inc.	59,062	196,676
†Cushman & Wakefield PLC	78,262	799,838
†Forestar Group, Inc.	12,109	255,984
†FRP Holdings, Inc.	7,465	213,275
†Jones Lang LaSalle, Inc.	9,844	2,440,426
Newmark Group, Inc. Class A	81,870	996,358
RMR Group, Inc. Class A	9,027	150,300
St. Joe Co.	7,488	351,562
†Tejon Ranch Co.	13,704	217,208
		5,621,627
Residential REITs–0.48%
Equity LifeStyle Properties, Inc.	4,236	282,541
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–11

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
Independence Realty Trust, Inc.	134,495	$2,855,329
NexPoint Residential Trust, Inc.	14,243	563,026
		3,700,896
Retail REITs–1.29%
Acadia Realty Trust	48,618	1,018,547
Alexander's, Inc.	801	167,537
CBL & Associates Properties, Inc.	13,992	371,907
Kite Realty Group Trust	80,289	1,796,065
Macerich Co.	30,800	528,836
Regency Centers Corp.	32,883	2,425,450
Saul Centers, Inc.	6,510	234,816
SITE Centers Corp.	30,209	387,884
Tanger, Inc.	50,011	1,689,872
Urban Edge Properties	74,845	1,422,055
		10,042,969
Semiconductors & Semiconductor Equipment–2.21%
†ACM Research, Inc. Class A	27,728	647,171
†Aehr Test Systems	16,228	118,302
†Alpha & Omega Semiconductor Ltd.	13,252	329,445
†Ambarella, Inc.	10,518	529,371
Amkor Technology, Inc.	58,363	1,054,036
†Axcelis Technologies, Inc.	12,295	610,693
†CEVA, Inc.	14,961	383,151
†Cirrus Logic, Inc.	21,084	2,101,126
†Credo Technology Group Holding Ltd.	42,662	1,713,306
†FormFactor, Inc.	5,766	163,120
†Impinj, Inc.	9,332	846,412
†indie Semiconductor, Inc. Class A	101,804	207,171
Kulicke & Soffa Industries, Inc.	19,566	645,287
MKS Instruments, Inc.	3,788	303,608
†Navitas Semiconductor Corp.	74,479	152,682
NVE Corp.	3,098	197,467
†Onto Innovation, Inc.	6,063	735,684
†Penguin Solutions, Inc.	24,059	417,905
†Photronics, Inc.	37,859	785,953
†Rambus, Inc.	44,599	2,309,113
†Semtech Corp.	15,326	527,214
†Silicon Laboratories, Inc.	7,996	900,110
†SiTime Corp.	6,329	967,514
†Veeco Instruments, Inc.	27,796	558,144
		17,203,985
Software–6.35%
†8x8, Inc.	82,113	164,226
A10 Networks, Inc.	45,376	741,444
†ACI Worldwide, Inc.	64,504	3,529,014
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Adeia, Inc.	62,673	$828,537
†Agilysys, Inc.	7,615	552,392
†Alkami Technology, Inc.	27,987	734,659
†Appfolio, Inc. Class A	8,868	1,950,073
†AvePoint, Inc.	76,316	1,102,003
†Bill Holdings, Inc.	10,311	473,172
†Bit Digital, Inc.	73,456	148,381
†Blackbaud, Inc.	12,229	758,809
†Blend Labs, Inc. Class A	150,442	503,981
†Cerence, Inc.	26,018	205,542
†Cleanspark, Inc.	106,279	714,195
Clear Secure, Inc. Class A	42,222	1,093,972
†Commvault Systems, Inc.	23,108	3,645,518
†Consensus Cloud Solutions, Inc.	10,422	240,540
†Digital Turbine, Inc.	53,144	144,286
Dolby Laboratories, Inc. Class A	3,977	319,393
†Domo, Inc. Class B	21,827	169,378
†Dropbox, Inc. Class A	89,261	2,384,161
†E2open Parent Holdings, Inc.	105,643	211,286
†Five9, Inc.	53,757	1,459,503
†Freshworks, Inc. Class A	39,809	561,705
†Gitlab, Inc. Class A	4,997	234,859
†Hut 8 Corp.	50,705	589,192
†I3 Verticals, Inc. Class A	15,067	371,703
†Intapp, Inc.	4,832	282,092
InterDigital, Inc.	12,905	2,668,109
†Life360, Inc.	6,629	254,487
†LiveRamp Holdings, Inc.	35,945	939,602
†Manhattan Associates, Inc.	7,181	1,242,600
†Mitek Systems, Inc.	28,262	233,161
†NCR Voyix Corp.	92,550	902,362
†Olo, Inc. Class A	65,620	396,345
OneSpan, Inc.	24,239	369,645
†Ooma, Inc.	15,497	202,856
†Pagaya Technologies Ltd. Class A	21,723	227,657
†PagerDuty, Inc.	27,112	495,336
Pegasystems, Inc.	6,282	436,725
†Porch Group, Inc.	48,874	356,291
Progress Software Corp.	25,445	1,310,672
†Q2 Holdings, Inc.	35,903	2,872,599
†Qualys, Inc.	14,338	1,805,584
†Rapid7, Inc.	30,024	795,936
Red Violet, Inc.	5,729	215,353
†RingCentral, Inc. Class A	40,035	991,267
†Riot Platforms, Inc.	36,263	258,193
Sapiens International Corp. NV	17,756	481,010
†SEMrush Holdings, Inc. Class A	23,179	216,260
SolarWinds Corp.	29,907	551,186
†SoundHound AI, Inc. Class A	29,980	243,438
†Sprout Social, Inc. Class A	20,240	445,078
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–12

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SPS Commerce, Inc.	15,738	$2,088,905
†Terawulf, Inc.	34,229	93,445
†UiPath, Inc. Class A	22,155	228,197
†Varonis Systems, Inc.	21,781	881,041
†Verint Systems, Inc.	38,331	684,208
†Weave Communications, Inc.	25,604	283,948
†Xperi, Inc.	24,805	191,495
†Yext, Inc.	62,834	387,057
†Zeta Global Holdings Corp. Class A	108,445	1,470,514
		49,334,578
Specialized REITs–0.57%
EPR Properties	10,003	526,258
Farmland Partners, Inc.	28,482	317,574
Four Corners Property Trust, Inc.	6,680	191,716
Gaming & Leisure Properties, Inc.	31,428	1,599,685
Outfront Media, Inc.	85,212	1,375,321
PotlatchDeltic Corp.	4,298	193,926
Safehold, Inc.	13,419	251,204
		4,455,684
Specialty Retail–2.21%
†Abercrombie & Fitch Co. Class A	18,738	1,431,021
Academy Sports & Outdoors, Inc.	2,947	134,413
American Eagle Outfitters, Inc.	13,482	156,661
†Arhaus, Inc.	25,471	221,598
Arko Corp.	33,123	130,836
†Asbury Automotive Group, Inc.	3,621	799,662
†Boot Barn Holdings, Inc.	3,517	377,831
Buckle, Inc.	14,116	540,925
Build-A-Bear Workshop, Inc.	7,016	260,785
Caleres, Inc.	15,046	259,243
Gap, Inc.	87,347	1,800,222
Group 1 Automotive, Inc.	5,426	2,072,461
Haverty Furniture Cos., Inc.	7,153	141,057
†MarineMax, Inc.	13,251	284,896
Murphy USA, Inc.	3,316	1,557,890
†National Vision Holdings, Inc.	48,377	618,258
†ODP Corp.	19,121	274,004
†RealReal, Inc.	62,314	335,872
†Revolve Group, Inc.	23,328	501,319
†Sally Beauty Holdings, Inc.	68,791	621,183
Shoe Carnival, Inc.	11,016	242,242
Signet Jewelers Ltd.	19,042	1,105,578
Sonic Automotive, Inc. Class A	9,298	529,614
†Stitch Fix, Inc. Class A	55,652	180,869
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Upbound Group, Inc.	17,381	$416,449
†Urban Outfitters, Inc.	22,921	1,201,060
†Victoria's Secret & Co.	21,938	407,608
Winmark Corp.	1,865	592,827
		17,196,384
Technology Hardware, Storage & Peripherals–0.22%
CompoSecure, Inc. Class A	15,510	168,594
†Diebold Nixdorf, Inc.	12,086	528,400
†Eastman Kodak Co.	37,950	239,844
†IonQ, Inc.	19,487	430,078
Xerox Holdings Corp.	65,626	316,973
		1,683,889
Textiles, Apparel & Luxury Goods–0.49%
†Crocs, Inc.	1,869	198,488
†Figs, Inc. Class A	79,226	363,647
†G-III Apparel Group Ltd.	25,376	694,034
Kontoor Brands, Inc.	7,246	464,686
Movado Group, Inc.	8,431	140,966
Tapestry, Inc.	17,450	1,228,655
Wolverine World Wide, Inc.	51,599	717,742
		3,808,218
Tobacco–0.08%
Turning Point Brands, Inc.	10,754	639,218
		639,218
Trading Companies & Distributors–1.97%
Applied Industrial Technologies, Inc.	14,782	3,330,976
†BlueLinx Holdings, Inc.	5,168	387,497
Boise Cascade Co.	19,639	1,926,389
†Distribution Solutions Group, Inc.	6,680	187,040
†DNOW, Inc.	63,681	1,087,671
†DXP Enterprises, Inc.	6,711	552,047
FTAI Aviation Ltd.	14,903	1,654,680
GATX Corp.	2,800	434,756
Global Industrial Co.	7,277	163,005
†GMS, Inc.	22,736	1,663,593
H&E Equipment Services, Inc.	6,320	599,073
Herc Holdings, Inc.	8,087	1,085,841
†Hudson Technologies, Inc.	28,806	177,733
†MRC Global, Inc.	53,645	615,845
Rush Enterprises, Inc. Class B	5,656	319,677
†Titan Machinery, Inc.	13,373	227,876
Willis Lease Finance Corp.	1,745	275,658
†Xometry, Inc. Class A	25,768	642,139
		15,331,496
Water Utilities–0.32%
American States Water Co.	13,032	1,025,358
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–13

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Consolidated Water Co. Ltd.	9,452	$231,479
Middlesex Water Co.	10,884	697,664
SJW Group	4,553	249,004
York Water Co.	7,872	273,001
		2,476,506
Wireless Telecommunication Services–0.30%
Spok Holdings, Inc.	12,189	200,387
Telephone & Data Systems, Inc.	54,637	2,116,638
		2,317,025
Total Common Stock (Cost $716,249,249)		759,256,321
	Number of Shares	Value (U.S. $)
RIGHTS–0.01%
†=Chinook Therapeutics, Inc.	24,718	$9,640
†=Mirati Therapeutics, Inc.	21,713	64,705
Total Rights (Cost $24,839)		74,345

MONEY MARKET FUND–2.07%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	16,131,963	16,131,963
Total Money Market Fund (Cost $16,131,963)		16,131,963

TOTAL INVESTMENTS–99.76% (Cost $732,406,051)	775,462,629
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	1,832,155
NET ASSETS APPLICABLE TO 66,385,722 SHARES OUTSTANDING–100.00%	$777,294,784

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
150	E-mini Russell 2000 Index	$15,203,250	$15,529,932	6/20/25	$—	$(326,682)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–14